Condensed Consolidating Statement of Earnings (Loss) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [Line Items]
Revenue	$ 1,541,189	$ 1,321,224
Operating expense	1,067,871	926,171
General and administrative expense	112,387	90,072
Other recoveries	(14,200)
Earnings (loss) before income taxes, equity in loss of subsidiaries, gain (loss) on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill and depreciation and amortization	375,131	304,981
Depreciation and amortization	365,660	377,746
Impairment of goodwill	207,544
Impairment of property, plant and equipment		15,313
Foreign exchange	4,017	(2,970)
Finance charges	127,178	137,928
(Gain) loss on redemption and repurchase of unsecured senior notes	(5,672)	9,021
Loss before income taxes	(323,596)	(232,057)
Income taxes	(29,326)	(100,021)
Net loss	(294,270)	(132,036)
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	1,356,913	1,138,049
Operating expense	950,058	809,233
General and administrative expense	49,305	44,932
Earnings (loss) before income taxes, equity in loss of subsidiaries, gain (loss) on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill and depreciation and amortization	357,550	283,884
Depreciation and amortization	298,019	302,958
Impairment of goodwill	207,544
Impairment of property, plant and equipment		15,313
Foreign exchange	(443)	(889)
Finance charges	(233)	(68)
Loss before income taxes	(147,337)	(33,430)
Income taxes	13,863	(59,120)
Net loss	(161,200)	25,690
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	191,131	190,401
Operating expense	124,689	124,115
General and administrative expense	10,444	9,535
Earnings (loss) before income taxes, equity in loss of subsidiaries, gain (loss) on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill and depreciation and amortization	55,998	56,751
Depreciation and amortization	60,542	61,450
Foreign exchange	(359)	294
Finance charges	653	(31)
Loss before income taxes	(4,838)	(4,962)
Income taxes	2,936	6,666
Net loss	(7,774)	(11,628)
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Revenue	(6,959)	(7,315)
Operating expense	(6,959)	(7,315)
Depreciation and amortization	217	220
Equity in loss of subsidiaries	(168,975)	12,383
Loss before income taxes	168,758	(12,603)
Net loss	168,758	(12,603)
Parent [Member]
Disclosure of subsidiaries [Line Items]
Revenue	104	89
Operating expense	83	138
General and administrative expense	52,638	35,605
Other recoveries	(14,200)
Earnings (loss) before income taxes, equity in loss of subsidiaries, gain (loss) on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill and depreciation and amortization	(38,417)	(35,654)
Depreciation and amortization	6,882	13,118
Foreign exchange	4,819	(2,375)
Finance charges	126,758	138,027
(Gain) loss on redemption and repurchase of unsecured senior notes	(5,672)	9,021
Equity in loss of subsidiaries	168,975	(12,383)
Loss before income taxes	(340,179)	(181,062)
Income taxes	(46,125)	(47,567)
Net loss	$ (294,054)	$ (133,495)